Dividends (Details) - USD ($) $ / shares in Units, $ in Millions									12 Months Ended
	Nov. 30, 2018	Oct. 25, 2018	Aug. 31, 2018	Jul. 26, 2018	May 31, 2018	Apr. 26, 2018	Mar. 13, 2018	Feb. 08, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends
Interim dividend paid	$ (33)		$ (33)		$ (33)		$ (33)		$ (132)	$ (165)	$ (304)
Interim dividend declared		$ 0.14		$ 0.14		$ 0.14		$ 0.14
Dividend One
Dividends
Interim dividend paid									$ (33)	$ (67)
Interim dividend per share									$ 0.14	$ 0.33
Dividend Two
Dividends
Interim dividend paid									$ (33)	$ (33)
Interim dividend per share									$ 0.14	$ 0.14
Dividend Three
Dividends
Interim dividend paid									$ (33)	$ (32)	$ (304)
Interim dividend per share									$ 0.14	$ 0.14
Dividend Four
Dividends
Interim dividend paid									$ (33)	$ (33)
Interim dividend per share									$ 0.14	$ 0.14